INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	16.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	9.00%
Increase Decrease In Deferred Tax Liability		$ 1,174
Change in deferred tax liabilities, effect on net income		1,174
Change in deferred tax liabilities, effect on net profit		1,174
Operating Loss Carryforwards	78,635
Deferred Tax Assets, Capital Loss Carryforwards	30,941
BRAZIL [ Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	34.00%	34.00%	34.00%
ARGENTINA [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	35.00%	35.00%	35.00%
MEXICO [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	30.00%	30.00%	30.00%
ISRAEL [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	26.50%		25.00%	25.00%
Foreign Residents Tax Rate	20.00%
Pointer Argentina [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	144
Pointer Argentina [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period	2019
Pointer Argentina [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period	2015
Shagrir Systems Limited [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	10,972
Pointer Mexico [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period	2023
Pointer Mexico [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period	2015
Pointer Brazil [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	2,940
Pointer South Africa [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	7,690
CAR 2 GO [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 3,877